1. Significant Accounting Policies (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Net income, as reported	$ 1,147,298	$ 1,267,351	$ 1,021,192	$ 964,849	$ 946,736	$ 820,624	$ 871,318	$ 944,868	$ 4,400,690	$ 3,583,546
Less: dividends to preferred shareholders									187,500	187,500
Net income available to common shareholders									$ 4,213,190	$ 3,396,046
Weighted average number of common shares used in calculating earnings per share									4,769,645	4,674,806
Earnings per common share	$ 0.23	$ 0.26	$ 0.2	$ 0.19	$ 0.19	$ 0.17	$ 0.18	$ 0.19	$ 0.88	$ 0.73